CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Tax expense on reclassification of accumulated foreign currency translation reserve to profit or loss on disposal of discontinued operation	$ 0
Tax expense on reclassification of accumulated cash flow hedge reserve to profit or loss on disposal of discontinued operation	$ 7